EARNINGS PER SHARE (Details) (USD $) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Numerator:
Income from continuing operations	$ 121,514	$ 109,828	$ 98,961	$ 104,365	$ 83,291	$ 64,883	$ 74,105	$ 63,802	$ 434,668	$ 286,081	$ 380,546
Loss from discontinued operations									(482)	(129,769)	(27,001)
NET INCOME	121,420	109,826	98,790	104,150	83,045	(36,715)	46,747	63,235	434,186	156,312	353,545
Adjustment for basic earnings per share:
Earnings allocated to unvested shareholders									(1,295)	(404)	(617)
Numerator for basic earnings per share:
From continuing operations									433,373	285,677	379,929
From discontinued operations									(482)	(129,769)	(27,001)
Net income (loss) attributable to parent, basic									432,891	155,908	352,928
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders									22	6	6
Numerator for diluted earnings per share:
From continuing operations									433,395	285,683	379,935
From discontinued operations									(482)	(129,769)	(27,001)
Net income (loss) attributable to parent, diluted									$ 432,913	$ 155,914	$ 352,934
Denominator:
Denominator for basic earnings per share - weighted-average shares (in shares)									106,643	105,711	105,364
Effect of dilutive shares from stock options and restricted stock (in shares)									1,989	1,693	1,244
Denominator for diluted earnings per share - adjusted weighted-average shares (in shares)									108,632	107,404	106,608
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 0.78	$ 0.61	$ 0.70	$ 0.61	$ 4.06	$ 2.70	$ 3.61
Loss from discontinued operations (in dollars per share)										$ (1.23)	$ (0.26)
Net income (in dollars per share)	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 0.78	$ (0.35)	$ 0.44	$ 0.60	$ 4.06	$ 1.47	$ 3.35
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 0.77	$ 0.61	$ 0.68	$ 0.60	$ 3.99	$ 2.66	$ 3.56
Loss from discontinued operations (in dollars per share)										$ (1.21)	$ (0.25)
Net income (in dollars per share)	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 0.77	$ (0.34)	$ 0.43	$ 0.59	$ 3.99	$ 1.45	$ 3.31
Outstanding equity awards
Shares excluded from calculation of diluted earnings per share (in shares)									310	554	1,206
Weighted-average price per share (in dollars per share)									$ 47.94	$ 38.02	$ 33.12